Revenue and Construction Contracts - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 12,605	$ 13,018		$ 12,387
From the sale of services	147	159		176
From the sale of other goods and services	378	354		363
Total	$ 13,130	$ 13,531	[1]	$ 12,926	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.